Employee Benefits - Summary of Change in Defined Benefit Obligation for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) - Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of defined benefit plans [line items]
Service cost	₨ 525.2	$ 7.6	₨ 452.6	₨ 486.2
Interest cost	1.6		(2.5)	7.6
Remeasurements
Actuarial (gains) / losses arising from changes in financial assumptions	368.3	5.3	(1.4)	(156.5)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	(213.4)	(3.1)	147.0	(195.3)
Present value of defined benefit obligation [Member]
Disclosure of defined benefit plans [line items]
Beginning of the year	4,256.3	61.5	3,482.6
Service cost	525.2	7.6	452.6
Interest cost	111.3	1.6	79.0
Remeasurements
Actuarial (gains) / losses arising from changes in financial assumptions	368.3	5.3	(1.4)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities	(213.4)	(3.1)	147.0
Benefits paid from plan assets	(738.9)	(10.7)	(70.8)
Benefits paid directly by employer	(89.5)	(1.3)	(34.9)
Foreign currency translation	4.0	0.1	202.2
End of the year	₨ 4,223.3	$ 61.0	₨ 4,256.3	₨ 3,482.6